Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties
Balance, beginning of year	$ 17,249,528	$ 15,717,582
New loans to existing Principal Officers/Directors	13,016,113	3,218,327
Retirement of Director	(12)	0
Repayment	(2,077,879)	(1,686,381)
Balance, end of year	$ 28,187,750	$ 17,249,528